Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUSTDirexion Daily Global Clean Energy Bull 2X Shares (KLNE)
Direxion Daily Global Clean Energy Bear 2X SharesSupplement dated April 1, 2022 to the
Summary Prospectus and ProspectusEffective April 18, 2022, the methodology of the Direxion Daily Global Clean Energy Bull 2X Shares’ and Direxion Daily Global Clean Energy Bear 2X Shares’ underlying index, the S&P Global Clean Energy Index (the “Index”), will change to expand the index universe to include securities from emerging market countries.Accordingly, beginning on page 2 of the Direxion Daily Global Clean Energy Bull 2X Shares’ Summary Prospectus and on pages 140 and 149 of the statutory Prospectus, the first paragraph of the Index description in the “Principal Investment Strategy” section will be replaced in its entirety with the following:The Index is designed to track the performance of companies from developed and emerging markets whose economic fortunes are tied to the global clean energy business. The Index is limited to those stocks traded on an exchange that meet or exceed, at the time of inclusion, $300 million in total market capitalization, $100 million in float-adjusted market capitalization, and $3 million average daily value traded over a six-month period.Additionally, the following risk is added to the Direxion Daily Global Clean Energy Bull 2X Shares’ Summary Prospectus, the summary sections of the Prospectus and the statutory Prospectus:Emerging Markets Risk — Securities of issuers located in emerging markets face the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of market shutdown and more government limitations on foreign investments. Emerging market countries may include economies that concentrate in only a few industries, security issues that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issuances or securities offerings may be manipulated by foreign nationals who have inside information. Additionally, emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risks associated with custody of securities than developed markets. Shareholder claims and legal remedies that are common in the United States may be difficult or impossible to pursue in many emerging market countries. Emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging markets countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging market countries are frequently less developed and reliable than those in other developed countries, which may result in significant delays in registering the transfer of securities and may make it more difficult for the Fund to value its holdings.Economic, business, political, or social instability may adversely affect the value of emerging market securities more than securities of developed markets. Additionally, any of these developments may result in a decline in the value of a country’s currency. Emerging markets may develop unevenly and may never fully develop. There is also a higher risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital invested in certain emerging market countries. These investments could be impacted by sustainability risks, in particular those caused by environmental changes related to climate change, social issues (including relating to labor rights) and governance risk (including but not limited to risks around board independence, ownership and control, or audit and tax management). Additionally, disclosures or third-party data coverage associated with sustainability risks is generally less available or transparent in these markets.For more information, please contact the Funds at (866) 476-7523.Please retain this Supplement with your Summary Prospectus and Prospectus.
Direxion Daily Global Clean Energy Bull 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUSTDirexion Daily Global Clean Energy Bull 2X Shares (KLNE)
Direxion Daily Global Clean Energy Bear 2X SharesSupplement dated April 1, 2022 to the
Summary Prospectus and ProspectusEffective April 18, 2022, the methodology of the Direxion Daily Global Clean Energy Bull 2X Shares’ and Direxion Daily Global Clean Energy Bear 2X Shares’ underlying index, the S&P Global Clean Energy Index (the “Index”), will change to expand the index universe to include securities from emerging market countries.Accordingly, beginning on page 2 of the Direxion Daily Global Clean Energy Bull 2X Shares’ Summary Prospectus and on pages 140 and 149 of the statutory Prospectus, the first paragraph of the Index description in the “Principal Investment Strategy” section will be replaced in its entirety with the following:The Index is designed to track the performance of companies from developed and emerging markets whose economic fortunes are tied to the global clean energy business. The Index is limited to those stocks traded on an exchange that meet or exceed, at the time of inclusion, $300 million in total market capitalization, $100 million in float-adjusted market capitalization, and $3 million average daily value traded over a six-month period.Additionally, the following risk is added to the Direxion Daily Global Clean Energy Bull 2X Shares’ Summary Prospectus, the summary sections of the Prospectus and the statutory Prospectus:Emerging Markets Risk — Securities of issuers located in emerging markets face the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of market shutdown and more government limitations on foreign investments. Emerging market countries may include economies that concentrate in only a few industries, security issues that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issuances or securities offerings may be manipulated by foreign nationals who have inside information. Additionally, emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risks associated with custody of securities than developed markets. Shareholder claims and legal remedies that are common in the United States may be difficult or impossible to pursue in many emerging market countries. Emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging markets countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging market countries are frequently less developed and reliable than those in other developed countries, which may result in significant delays in registering the transfer of securities and may make it more difficult for the Fund to value its holdings.Economic, business, political, or social instability may adversely affect the value of emerging market securities more than securities of developed markets. Additionally, any of these developments may result in a decline in the value of a country’s currency. Emerging markets may develop unevenly and may never fully develop. There is also a higher risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital invested in certain emerging market countries. These investments could be impacted by sustainability risks, in particular those caused by environmental changes related to climate change, social issues (including relating to labor rights) and governance risk (including but not limited to risks around board independence, ownership and control, or audit and tax management). Additionally, disclosures or third-party data coverage associated with sustainability risks is generally less available or transparent in these markets.For more information, please contact the Funds at (866) 476-7523.Please retain this Supplement with your Summary Prospectus and Prospectus.
Direxion Daily Global Clean Energy Bear 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUSTDirexion Daily Global Clean Energy Bull 2X Shares (KLNE)
Direxion Daily Global Clean Energy Bear 2X SharesSupplement dated April 1, 2022 to the
Summary Prospectus and ProspectusEffective April 18, 2022, the methodology of the Direxion Daily Global Clean Energy Bull 2X Shares’ and Direxion Daily Global Clean Energy Bear 2X Shares’ underlying index, the S&P Global Clean Energy Index (the “Index”), will change to expand the index universe to include securities from emerging market countries.Accordingly, beginning on page 2 of the Direxion Daily Global Clean Energy Bull 2X Shares’ Summary Prospectus and on pages 140 and 149 of the statutory Prospectus, the first paragraph of the Index description in the “Principal Investment Strategy” section will be replaced in its entirety with the following:The Index is designed to track the performance of companies from developed and emerging markets whose economic fortunes are tied to the global clean energy business. The Index is limited to those stocks traded on an exchange that meet or exceed, at the time of inclusion, $300 million in total market capitalization, $100 million in float-adjusted market capitalization, and $3 million average daily value traded over a six-month period.Additionally, the following risk is added to the Direxion Daily Global Clean Energy Bull 2X Shares’ Summary Prospectus, the summary sections of the Prospectus and the statutory Prospectus:Emerging Markets Risk — Securities of issuers located in emerging markets face the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of market shutdown and more government limitations on foreign investments. Emerging market countries may include economies that concentrate in only a few industries, security issues that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issuances or securities offerings may be manipulated by foreign nationals who have inside information. Additionally, emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risks associated with custody of securities than developed markets. Shareholder claims and legal remedies that are common in the United States may be difficult or impossible to pursue in many emerging market countries. Emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging markets countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging market countries are frequently less developed and reliable than those in other developed countries, which may result in significant delays in registering the transfer of securities and may make it more difficult for the Fund to value its holdings.Economic, business, political, or social instability may adversely affect the value of emerging market securities more than securities of developed markets. Additionally, any of these developments may result in a decline in the value of a country’s currency. Emerging markets may develop unevenly and may never fully develop. There is also a higher risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital invested in certain emerging market countries. These investments could be impacted by sustainability risks, in particular those caused by environmental changes related to climate change, social issues (including relating to labor rights) and governance risk (including but not limited to risks around board independence, ownership and control, or audit and tax management). Additionally, disclosures or third-party data coverage associated with sustainability risks is generally less available or transparent in these markets.For more information, please contact the Funds at (866) 476-7523.Please retain this Supplement with your Summary Prospectus and Prospectus.